Fair value - Summary of fair value measurement of assets and liabilities levels of hierarchy (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 62,684,768	S/ 51,327,835
Financial liabilities at amortized cost	78,868,378	62,245,027
Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	47,149,275	38,093,224
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	28,971	169,138
Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	9,660,877	3,979,637
Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	7,778,751	6,890,290
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	16,320	139,685
Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	12,501,723	11,426,631
Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,732,461	1,546,422
Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	18,765,482	11,128,875
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	18,105	85,006
Financial liabilities at amortized cost		169,138
Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,707,298	2,206,986
Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	40,519,423	37,136,853
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	16,320	139,685
Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	658,140	630,430
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,988,539	929,333
Financial liabilities at amortized cost	6,856,829	5,073,917
Level 1 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	6,856,829	5,073,917
Level 1 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,988,539	929,333
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	60,267,748	51,498,528
Financial liabilities at amortized cost	72,517,296	57,408,520
Level 2 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	47,146,077	38,099,641
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	28,971
Level 2 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	9,686,361	3,982,373
Level 2 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,405,383	2,044,630
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	16,320	139,685
Level 2 [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	12,501,723	11,426,631
Level 2 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,732,461	1,546,422
Level 2 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	18,765,482	11,128,875
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	18,105	85,006
Financial liabilities at amortized cost		169,138
Level 2 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost		1,398,970
Level 2 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	40,809,701	38,115,562
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	16,320	139,685
Level 2 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	658,140	630,430
Fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	63,256,287	52,427,861
Financial liabilities at amortized cost	79,374,125	62,482,437
Fair value [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	47,146,077	38,099,641
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	28,971
Fair value [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	9,686,361	3,982,373
Fair value [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	8,262,212	7,118,547
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	16,320	139,685
Fair value [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	12,501,723	11,426,631
Fair value [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,732,461	1,546,422
Fair value [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	18,765,482	11,128,875
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	18,105	85,006
Financial liabilities at amortized cost		169,138
Fair value [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,988,539	2,328,303
Fair value [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	40,809,701	38,115,562
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	16,320	139,685
Fair value [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 658,140	S/ 630,430